CONDENSED STATEMENTS OF OPERATIONS (Q3) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 16, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses		$ 1,455,011			$ 293,696			$ 7,993,065	$ 1,408,870	$ 2,188,743	$ 1,842,337
Loss from operations		(1,455,011)			(293,696)			(7,993,065)	(1,408,870)	(2,188,743)	(1,842,337)
Other (expense) income:
Change in fair value of derivative liabilities		(355,739)			(697,008)			(1,787,623)	12,181,745	13,772,685	9,503,810
Reduction in deferred underwriter commissions	$ 440,592	0			0			440,592	0
Interest income - bank		1,048			0			1,330	0	193	54
Interest expense		0			(2,468)			0	(6,614)	(7,885)	0
Investment income earned on cash and investments held in Trust Account		63,138			2,179,997			1,562,977	2,880,650	4,299,827	50,412
Total other (expense) income, net		(291,553)			1,480,521			217,276	15,055,781	18,064,820	8,819,956
Net (loss) income		(1,746,564)	$ (3,248,492)	$ (2,780,733)	1,186,825	$ 6,684,896	$ 5,775,190	(7,775,789)	13,646,911	$ 15,876,077	$ 6,977,619
Weighted average common shares outstanding, Basic (in shares)										12,075,000	11,906,712
Weighted average common shares outstanding, Diluted (in shares)										12,075,000	11,906,712
Net (loss) income share, Basic (in dollars per share)										$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)										$ 0.26	$ 0.13
Common Class A [Member]
Other (expense) income:
Net (loss) income		$ (101,278)			$ 949,460			$ (1,450,300)	$ 10,917,529	$ 12,700,862	$ 5,468,324
Weighted average common shares outstanding, Basic (in shares)		743,298			48,300,000			2,768,541	48,300,000	48,300,000	43,139,178
Weighted average common shares outstanding, Diluted (in shares)		743,298			48,300,000			2,768,541	48,300,000	48,300,000	43,139,178
Net (loss) income share, Basic (in dollars per share)		$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)		$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Common Class B [Member]
Other (expense) income:
Net (loss) income		$ (1,645,286)			$ 237,365			$ (6,325,489)	$ 2,729,382	$ 3,175,215	$ 1,509,295
Weighted average common shares outstanding, Basic (in shares)		12,075,000			12,075,000			12,075,000	12,075,000	12,075,000	11,906,712
Weighted average common shares outstanding, Diluted (in shares)		12,075,000			12,075,000			12,075,000	12,075,000	12,075,000	11,906,712
Net (loss) income share, Basic (in dollars per share)		$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13
Net (loss) income share, Diluted (in dollars per share)		$ (0.14)			$ 0.02			$ (0.52)	$ 0.23	$ 0.26	$ 0.13